Consolidated statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit for the period		$ 8,416	$ 3,831		$ 8,048
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments			(338)		484
– fair value gains/(losses)			(220)		1,447
– fair value gains reclassified to the income statement			(185)		(848)
– amounts reclassified to the income statement in respect of impairment losses			73		20
– income taxes			(6)		(135)
Debt instruments at fair value through other comprehensive income		(265)
– fair value losses		(658)
– fair value gains transferred to the income statement on disposal		329
– expected credit losses recognised in income statement		(91)
– income taxes		155
Cash flow hedges		(68)	(216)		24
– fair value losses		(276)	(165)		(881)
– fair value gains/(losses) reclassified to the income statement		184	(61)		894
– income taxes		24	10		11
Share of other comprehensive expense of associates and joint ventures		(57)	(37)		(6)
– share for the period		(57)	(37)		(6)
Exchange differences		(4,252)	3,808		5,269
– other exchange differences		(4,252)	3,669		5,270
– income tax attributable to exchange differences		0	139		(1)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability		297	711	[1]	1,708	[1]
– before income taxes	[1]	421	1,187		2,253
– income taxes		(124)	(476)		(545)
Changes in fair value of financial liabilities designated at fair value due to movement in own credit risk		1,345	(868)		(1,156)
– before income taxes		1,653	(1,011)		(1,398)
– income taxes		(308)	143		242
Equity instruments designated at fair value through other comprehensive income		(30)
– fair value losses		(26)
– income taxes		(4)
Other comprehensive income/(expense) for the period, net of tax		(3,030)	3,060		6,323
Total comprehensive income for the period		5,386	6,891		14,371
Attributable to:
– ordinary shareholders of the parent company		4,229	5,673		13,241
– preference shareholders of the parent company		45	45		45
– other equity holders		530	559		466
– non-controlling interests		582	614		619
Total comprehensive income for the period		$ 5,386	$ 6,891		$ 14,371

[1]	1As a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme there was an actuarial gain of $2,024m in 1H17 and an actuarial loss of $294m in 2H17.